UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2019

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments:

Putnam Capital Spectrum Fund
The fund's portfolio
1/31/19 (Unaudited)

COMMON STOCKS (64.9%)(a)
	Shares	Value
Aerospace and defense (1.2%)
General Dynamics Corp.	38,200	$6,538,694
Northrop Grumman Corp.	17,500	4,822,125

		11,360,819
Banking (0.3%)
JPMorgan Chase & Co.	22,700	2,349,450

		2,349,450
Beverage (0.4%)
Coca-Cola Co. (The)	76,400	3,677,132

		3,677,132
Biotechnology (0.9%)
Medicines Co. (The)(NON)(S)	359,400	8,305,734

		8,305,734
Cable television (15.2%)
DISH Network Corp. Class A(NON)	4,496,953	137,921,549

		137,921,549
Chemicals (5.2%)
W.R. Grace & Co.	658,998	46,795,448

		46,795,448
Commercial and consumer services (—%)
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $351) (Private) (Germany)(NON)(F)(RES)	264	227
New Middle East Other Assets GmbH (acquired 8/2/13, cost $136) (Private) (Germany)(NON)(F)(RES)	102	88

		315
Communications equipment (0.5%)
Cisco Systems, Inc.	94,500	4,468,905

		4,468,905
Computers (0.3%)
Apple, Inc.	14,500	2,413,380

		2,413,380
Consumer services (0.4%)
Global Fashion Group SA (acquired 8/2/13, cost $17,399,601) (Private) (Luxembourg)(NON)(F)(RES)	410,732	3,780,023

		3,780,023
Electrical equipment (0.5%)
Fortive Corp.	32,800	2,459,672
Honeywell International, Inc.	16,700	2,398,621

		4,858,293
Electronics (0.9%)
Micron Technology, Inc.(NON)	158,800	6,069,336
Qualcomm, Inc.	44,300	2,193,736

		8,263,072
Energy (oil field) (0.3%)
Schlumberger, Ltd.	62,000	2,741,020

		2,741,020
Health-care services (0.7%)
Cigna Corp.	32,000	6,393,920

		6,393,920
Household furniture and appliances (—%)
HC Brillant Services GmbH (acquired 8/2/13, cost $351) (Private) (Germany)(NON)(F)(RES)	528	453

		453
Investment banking/Brokerage (1.8%)
Altisource Portfolio Solutions SA(NON)	703,513	16,659,188

		16,659,188
Machinery (0.4%)
Roper Technologies, Inc.	13,400	3,795,684

		3,795,684
Metals (0.3%)
Freeport-McMoRan, Inc. (Indonesia)	219,000	2,549,160

		2,549,160
Natural gas utilities (0.4%)
Kinder Morgan, Inc.	196,000	3,547,600

		3,547,600
Oil and gas (4.1%)
Cenovus Energy, Inc. (Canada)	277,300	2,165,302
Pioneer Natural Resources Co.	235,400	33,502,128
Seven Generations Energy, Ltd. Class A (Canada)(NON)	254,900	1,978,751

		37,646,181
Pharmaceuticals (13.0%)
Bristol-Myers Squibb Co.	47,200	2,330,264
Jazz Pharmaceuticals PLC(NON)	841,548	105,942,478
Johnson & Johnson	13,800	1,836,504
Merck & Co., Inc.	83,000	6,177,690
Pfizer, Inc.	44,000	1,867,800

		118,154,736
Retail (2.0%)
Amazon.com, Inc.(NON)	10,800	18,562,284

		18,562,284
Semiconductor (0.6%)
Applied Materials, Inc.	134,100	5,240,628

		5,240,628
Software (0.8%)
Microsoft Corp.	25,700	2,683,851
VMware, Inc. Class A	30,800	4,652,956

		7,336,807
Technology services (2.4%)
Alphabet, Inc. Class C(NON)	13,100	14,624,447
DXC Technology Co.	37,300	2,391,676
Salesforce.com, Inc.(NON)	30,300	4,604,691

		21,620,814
Telecommunications (12.3%)
EchoStar Corp. Class A(NON)	2,631,119	107,823,256
Intelsat SA (Luxembourg)(NON)(S)	143,900	3,501,087

		111,324,343

Total common stocks (cost $466,862,742)		$589,766,938

CONVERTIBLE PREFERRED STOCKS (7.2%)(a)
	Shares	Value
Consumer services (6.6%)
Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $41,229,017) (Private)(NON)(F)(RES)	1,219,168	$59,458,823

		59,458,823
Investment banking/Brokerage (0.6%)
Altisource Asset Management Corp. zero % cv. pfd. (acquired 3/17/14, cost $31,800,000) (Virgin Islands) (Private)(NON)(RES)	31,800	5,724,000

		5,724,000

Total convertible preferred stocks (cost $73,029,017)		$65,182,823

INVESTMENT COMPANIES (4.6%)(a)
	Shares	Value
Energy Select Sector SPDR Fund	51,800	$3,303,804
Materials Select Sector SPDR Fund	87,200	4,652,120
VanEck Vectors Gold Miners ETF	1,443,400	32,750,746
VanEck Vectors Oil Services ETF(S)	64,500	1,088,115

Total investment companies (cost $43,394,330)		$41,794,785

U.S. TREASURY OBLIGATIONS (3.3%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.875%, 11/30/23(SEGSH)	$15,000,000	$15,300,000
2.75%, 11/30/20	15,000,000	15,072,597

Total U.S. treasury obligations (cost $30,234,466)		$30,372,597

CORPORATE BONDS AND NOTES (3.3%)(a)
	Principal amount	Value
Ball Corp. company guaranty sr. unsec. unsub. notes 4.375%, 12/15/20	$4,000,000	$4,055,000
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24	2,000,000	2,101,200
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23	2,000,000	2,026,760
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23	2,000,000	1,980,000
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 3.10%, 3/15/20	4,000,000	3,955,000
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	2,000,000	2,000,000
HCA, Inc. company guaranty sr. notes 4.25%, 10/15/19	4,000,000	4,026,000
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	2,000,000	1,983,000
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23	2,000,000	2,010,000
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23	2,000,000	2,025,000
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23	2,000,000	2,025,000
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)	2,000,000	1,957,880

Total corporate bonds and notes (cost $30,025,741)		$30,144,840

PREFERRED STOCKS (0.5%)(a)
	Shares	Value
Ligado Networks, LLC Ser. A-2, 16.625% sr. pfd. (acquired 12/7/15, cost $27,599,994) (Private)(NON)(F)(RES)	2,840,908	$4,829,544

Total preferred stocks (cost $27,599,994)		$4,829,544

SHORT-TERM INVESTMENTS (15.0%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 2.65%(AFF)	11,223,780	$11,223,780
Putnam Short Term Investment Fund 2.65%(AFF)	125,324,286	125,324,286

Total short-term investments (cost $136,548,066)		$136,548,066
TOTAL INVESTMENTS

Total investments (cost $807,694,356)		$898,639,593

SECURITIES SOLD SHORT at 1/31/19 (Unaudited)
COMMON STOCKS (0.5%)(a)
	Shares	Value
Commercial and consumer services (0.2%)
Rollins, Inc.	52,800	$1,966,272

		1,966,272
Conglomerates (0.3%)
General Electric Co.	247,500	2,514,600

		2,514,600

Total securities sold short (proceeds receivable $4,392,494)		$4,480,872

	Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2018 through January 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $908,032,372.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $73,793,158, or 8.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value as of 4/30/18	Purchase cost	Sale proceeds	Investment income	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding at period end	Fair value as of 1/31/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$18,297,500	$306,145,911	$313,219,631	$304,626	$—	$—	11,223,780	$11,223,780
	Putnam Short Term Investment Fund**	114,737,488	859,711,172	849,124,374	2,235,133	—	—	125,324,286	125,324,286

	Total Short-term investments	133,034,988	1,165,857,083	1,162,344,005	2,539,759	—	—	136,548,066	136,548,066
	Common stocks‡
	Financials
	Altisource Portfolio Solutions SA†	23,733,094	—	4,500,271	—	(8,688,752)	6,115,116	—	—
	Front Yard Residential Corp.	52,190,884	—	51,428,749	1,594,426	(76,204,652)	75,442,517	—	—
	Health care
	Jazz Pharmaceuticals PLC†	628,083,322	—	511,982,335	—	185,042,171	(195,200,680)	—	—

	Total Common stocks	704,007,300	—	567,911,355	1,594,426	100,148,767	(113,643,047)	—	—

	Totals	$837,042,288	$1,165,857,083	$1,730,255,360	$4,134,185	$100,148,767	$(113,643,047)	136,548,066	$136,548,066
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $11,223,780, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $11,347,046.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
	‡ Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
	† Security was not in affiliation as of the end of the reporting period.
(SEGSH)	This security, in part or in entirety, was segregated for securities sold short at the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $4,558,009 to cover securities sold short.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments (including securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for securities sold short, if any) and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Short sales of securities: The fund may engage in short sales of securities to realize appreciation when a security that the fund does not own declines in value. A short sale is a transaction in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The fund will realize a gain, which is limited to the price at which the fund sold the security short, if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense.
	While the short position is open, the fund will post cash or liquid assets at least equal in value to the fair value of the securities sold short. The fund will also post collateral representing an additional 2%-5% of the fair value of the securities sold short. This additional collateral may be in the form of a loan from the custodian. All collateral is marked to market daily. The fund may also be required to pledge on the books of the fund additional assets for the benefit of the security and cash lender.
	At the close of the reporting period, the value of the securities sold short amounted to $4,480,872 and the fund posted collateral of $2,046,528. Collateral may include amounts related to unsettled trades.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$49,344,608	$—	$—
Capital goods	20,014,796	—	—
Communication services	249,245,892	—	—
Consumer cyclicals	18,562,284	—	768
Consumer staples	3,677,132	—	3,780,023
Energy	40,387,201	—	—
Financials	19,008,638	—	—
Health care	132,854,390	—	—
Technology	49,343,606	—	—
Utilities and power	3,547,600	—	—

Total common stocks	585,986,147	—	3,780,791
Convertible preferred stocks	—	—	65,182,823
Corporate bonds and notes	—	30,144,840	—
Investment companies	41,794,785	—	—
Preferred stocks	—	—	4,829,544
U.S. treasury obligations	—	30,372,597	—
Short-term investments	125,324,286	11,223,780	—

Totals by level	$753,105,218	$71,741,217	$73,793,158
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Securities sold short	$(4,480,872)	$—	$—

Totals by level	$(4,480,872)	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of April 30, 2018	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of January 31, 2019
Common stocks*:
Consumer cyclicals	$809	$—	$—	$(41)	$—	$—	$—	$—	$768
Consumer staples	3,988,080	—	—	(208,057)	—	—	—	—	3,780,023

Total common stocks	$3,988,889	$—	$—	$(208,098)	$—	$—	$—	$—	$3,780,791
Convertible preferred stocks	$53,631,070	—	432,730	13,948,189	—	(2,829,166)	—	—	$65,182,823
Preferred stocks	$22,080,024	—	—	(17,250,480)	—	—	—	—	$4,829,544

Totals	$79,699,983	$—	$432,730	$(3,510,389)	$—	$(2,829,166)	$—	$—	$73,793,158
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $(3,572,220) related to Level 3 securities still held at period end.

The table below represents quantitative information on internally priced Level 3 securities that were valued using unobservable inputs. The table excludes securities with valuations provided by a broker.
Description	Fair Value	Valuation Techniques	Unobservable Input	Range of unobservable inputs (Weighted Average)	Impact to Valuation from an Increase in Input(1)
Private equity	$768	Market transaction price	Liquidity discount	25%	Decrease
Private equity	$3,780,023	Comparable multiples	EV/sales multiple	1.1x-2.0x (1.507x)(2)	Increase
			Liquidity discount	25%	Decrease
			Uncertainty discount	10%	Decrease
Private equity	$4,829,544	Market transaction price	Uncertainty discount	20%	Decrease
Private equity	$5,724,000	Redemption value	Redemption value Uncertainty discount	$200/Share 10%	Increase Decrease
(1)Expected directional change in fair value that would result from an increase in the unobservable input.
(2)Based on estimated fiscal year 2018 EV/sales peer multiples.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2019